UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2013

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holdings
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Tiedemann Wealth Management, LLC
Address:    520 Madison Avenue, 26th Floor
            New York, New York 10022

Form 13F File Number:    28-13688
                         --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Kevin Moran
Title:            General Counsel
Phone:            212-396-5910

Signature, Place, and Date of Signing:


/s/ Kevin Moran   New York, New York   5/9/13
---------------   ------------------   -------
  (Signature)       (City, State)      (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     13F File Number    Name
     --------------     --------------------------
1.   28-12765           Tiedemann Trust Company

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:   $14,011
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number   Name
---  --------------------    ---------------------------
1.    28-13689               Tiedemann Wealth Management
                             Holdings, LLC

                        Tiedemann Wealth Management, LLC
                           Form 13F Information Table
                                 March 31, 2013

                                                                                                          Voting Authority
                                                                                                          ----------------
                                                                 Value   Shares/ Sh/ Put/ Investment Otr
Name of Issuer                       Title of Class   CUSIP    (x$1,000) Prn Amt Prn Call Discretion Mgrs Sole    Shared None
------------------------------------ ---------------  -------   -------  ------- --- ---- ---------- ---- ------- ------ ----
ACCESS MIDSTREAM PARTNERS LP         UNIT             00434L109      149   3,679 SH       Defined    1      3,679
ALLIANCE RESOURCE PARTNERS, L.P.     UT LTD PART      01877R108      263   4,130 SH       Defined    1      4,130
CONSUMER STALES SPDR                 SBI CONS STPLS   81369Y308    4,217 106,047 SH       Defined    1    106,047
ECON US EGSHARES EM CONSUMER ETF     EGS EMKTCONS ETF 268461779      450  16,935 SH       Defined    1     16,935
EL PASO PIPELINE PARTNERS LP         COM UNIT LPI     283702108      268   6,105 SH       Defined    1      6,105
ENBRIDGE ENERGY PARTNERS LP          COM              29250R106      311  10,318 SH       Defined    1     10,318
ENERGY TRANSFER EQUITY LP            COM UT LTD PTN   29273V100      203   3,478 SH       Defined    1      3,478
ENTERPRISE PRODUCTS PARTNERS         COM              293792107      530   8,795 SH       Defined    1      8,795
EV ENERGY PARTNER LP                 COM UNITS        26926V107      126   2,305 SH       Defined    1      2,305
ISHARES S&P 500 GROWTH INDEX         S&P500 GRW       464287309    1,789  21,717 SH       Defined    1     21,717
KINDER MORGAN ENERGY PARTNERS        UT LTD PARTNER   494550106      426   4,748 SH       Defined    1      4,748
MAGELLAN MIDSTREAM PARTNERS          COM UNIT RP LP   559080106      379   7,085 SH       Defined    1      7,085
NUSTAR ENERGY LP                     UNIT COM         67058H102      190   3,560 SH       Defined    1      3,560
ONEOK PARTNERS LP                    UNIT LTD PARTN   68268N103      325   5,655 SH       Defined    1      5,655
PIONEER SOUTHWEST ENERGY PARTNERS LP UNIT LP INT      72388B106      164   6,730 SH       Defined    1      6,730
PLAINS ALL AMER PIPELINE LP          UNIT LTD PARTN   726503105      263   4,654 SH       Defined    1      4,654
SPDR GOLD TRUST - ETF                GOLD SHS         78463V107    2,487  16,100 SH       Defined    1     16,100
SPECTRA ENERGY PARTNERS LP           COM              84756N109      252   6,410 SH       Defined    1      6,410
TARGA RESOURCES PARTNERS LP          COM UNIT         87611X105      159   3,455 SH       Defined    1      3,455
TC PIPELINES LP                      UT COM LTD PRT   87233Q108      207   4,270 SH       Defined    1      4,270
TEEKAY LNG PARTNERS LP               PRTNRSP UNITS    Y8564M105      216   5,225 SH       Defined    1      5,225
VANGUARD NATURAL RESOURCES           COM UNIT         92205F106      152   5,360 SH       Defined    1      5,360
WESTERN GAS PARTNERS LP              COM UNIT LP IN   958254104      127   2,145 SH       Defined    1      2,145
WILLIAMS COS INC                     COM              969457100      219   5,840 SH       Defined    1      5,840
WILLIAMS PARTNERS LP                 COM UNIT L P     96950F104      139   2,685 SH       Defined    1      2,685
REPORT SUMMARY                                        25          14,011